UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08518

                              GAMCO Gold Fund, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                              GAMCO GOLD FUND, INC.

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2008

TO OUR SHAREHOLDERS,

     The net asset value ("NAV") per share of the GAMCO Gold Fund (the "Fund") declined 31.95% for the third quarter of 2008. This compares with a drop of 32.63% for the Philadelphia Gold and Silver Index ("XAU") and a decline of 30.68% for the Lipper Gold Fund Average.

     For the first nine months of the year the NAV of the Fund declined by 23.34%. This compares with declines of 23.79% and 24.45% for the XAU Index and for the Lipper Gold Fund Average, respectively.

COMPARATIVE RESULTS

              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (a)

                                                                                                            Since
                                                    Year to                                               Inception
                                        Quarter       Date      1 Year      3 Year    5 Year    10 Year   (7/11/94)
                                        -------     -------     ------      ------    ------    -------   ---------
GAMCO GOLD FUND CLASS AAA ...........   (31.95)%    (23.34)%    (21.32)%    13.03%    12.75%    16.30%     7.56%
Philadelphia Gold and Silver Index ..   (32.63)     (23.79)     (21.59)     12.33     11.44      7.58      2.20
Lipper Gold Fund Average ............   (30.68)     (24.45)     (21.76)     11.04     12.20     14.07      3.63
S&P 500 Index .......................    (8.36)     (19.27)     (21.96)      0.22      5.17      3.06      8.87
Class A .............................   (31.97)     (23.35)     (21.32)     13.05     12.75     16.30      7.57
                                        (35.89)(b)  (27.76)(b)  (25.84)(b)  10.84(b)  11.42(b)  15.62(b)   7.12(b)
Class B .............................   (32.08)     (23.76)     (21.90)     12.17     11.87     15.79      7.23
                                        (35.48)(c)  (27.57)(c)  (25.81)(c)  11.37(c)  11.62(c)  15.79      7.23
Class C .............................   (32.11)     (23.78)     (21.91)     12.18     11.90     15.80      7.24
                                        (32.78)(d)  (24.54)(d)  (22.69)(d)  12.18     11.90     15.80      7.24
Class I .............................   (31.91)     (23.19)     (21.17)     13.10     12.79     16.32      7.58

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.46%, 1.46%, 2.21%, 2.21%, AND 1.21%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. INVESTING IN GOLD IS CONSIDERED SPECULATIVE AND IS AFFECTED BY A VARIETY OF WORLDWIDE ECONOMIC, FINANCIAL, AND POLITICAL FACTORS.

     THE CLASS AAA SHARE NAVS PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 23, 2002 AND CLASS I SHARES ON JANUARY 11, 2008.THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE.THE PHILADELPHIA GOLD AND SILVER INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE NORTH AMERICAN GOLD AND SILVER COMPANIES, WHILE THE LIPPER GOLD FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED, YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

GAMCO GOLD FUND, INC.

SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------
             COMMON STOCKS -- 96.4%
             METALS AND MINING -- 96.4%
             AUSTRALIA -- 13.0%
   300,000   Avoca Resources Ltd.+ .............................   $    462,848
 2,800,000   Centamin Egypt Ltd.+ ..............................      2,104,769
   910,000   Kingsgate Consolidated Ltd.+ ......................      3,327,890
 9,145,000   Lihir Gold Ltd.+ ..................................     18,577,900
 1,015,250   Newcrest Mining Ltd. ..............................     21,094,811
 3,200,000   OZ Minerals Ltd. ..................................      4,060,441
 9,000,000   PanAust Ltd.+ .....................................      3,947,709
   793,333   Sino Gold Mining Ltd.+ ............................      2,539,169
17,175,000   Tanami Gold NL+ ...................................        122,587
   312,000   Troy Resources NL, Australia ......................        330,073
   150,000   Troy Resources NL, Toronto (a)(b) .................        189,570
                                                                   ------------
                                                                     56,757,767
                                                                   ------------
             LATIN AMERICA -- 1.4%
   254,800   Compania de Minas Buenaventura SA, ADR ............      5,982,704
                                                                   ------------
             NORTH AMERICA -- 53.2%
   421,000   Agnico-Eagle Mines Ltd., New York .................     23,184,470
   291,231   Agnico-Eagle Mines Ltd., Toronto ..................     15,899,010
    49,800   Anatolia Minerals Development Ltd., New York+ .....         91,732
   180,000   Anatolia Minerals Development Ltd., Toronto+ ......        350,106
   350,000   Aurelian Resources Inc.+ ..........................      2,137,656
   950,000   Axmin Inc.+ .......................................        223,162
 2,300,000   Axmin Inc.+ (b)(c) ................................        540,286
   225,000   Banro Corp.+ ......................................        591,966
   125,000   Banro Corp.+ (b) ..................................        328,870
   442,400   Barrick Gold Corp., New York ......................     16,253,776
   182,661   Barrick Gold Corp., Toronto .......................      6,688,559
   100,900   Comaplex Minerals Corp.+ ..........................        474,043
    50,000   Detour Gold Corp.+ (d) ............................        550,623
   100,000   Detour Gold Corp.+ (b)(c)(d) ......................      1,101,245
   754,900   Eldorado Gold Corp., New York+ ....................      4,725,674
    80,000   Eldorado Gold Corp., Toronto+ .....................        499,131
   467,500   Eldorado Gold Corp., Toronto+ (b) .................      2,916,796
   100,000   Entree Gold Inc.+ .................................        134,367
   690,000   Entree Gold Inc.+ (b) .............................        927,132
   125,000   Franco-Nevada Corp. ...............................      2,354,945
   275,000   Franco-Nevada Corp., Toronto ......................      5,180,879
   298,000   Franco-Nevada Corp., Toronto (a)(b) ...............      5,614,188
   329,500   Freeport-McMoRan Copper & Gold Inc. ...............     18,732,075
    25,000   Gammon Gold Inc., New York+ .......................        185,000
   361,000   Gammon Gold Inc., Toronto+ ........................      2,561,005
   398,150   Goldcorp Inc., New York ...........................     12,593,484
   715,058   Goldcorp Inc., Toronto ............................     22,488,129
 1,677,000   Golden Queen Mining Co. Ltd.+ .....................        504,243
 1,000,000   Golden Queen Mining Co. Ltd.+ (b)(c) ..............        300,681
 1,250,000   Great Basin Gold Ltd.+ ............................      2,560,489
   400,000   Hecla Mining Co.+ .................................      1,872,000
   400,000   IAMGOLD Corp., New York ...........................      2,248,000

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------
    50,000   IAMGOLD Corp., Toronto ............................   $    275,781
   500,000   Jaguar Mining Inc.+ ...............................      2,785,999
 1,240,000   Kinross Gold Corp., New York ......................     19,988,800
   499,999   Kinross Gold Corp., Toronto .......................      8,029,112
 1,800,000   Nayarit Gold Inc.+ (b)(c)(d) ......................      1,048,626
   610,071   Newmont Mining Corp. ..............................     23,646,352
   600,000   Northern Star Mining Corp.+ .......................        222,692
   200,000   Odyssey Resources Ltd.+ (b)(c) ....................         26,310
   500,000   Odyssey Resources Ltd.+ (b)(c) ....................         70,472
   650,000   Orezone Resources Inc., New York+ .................        299,000
    50,000   Orezone Resources Inc., Toronto+ ..................         23,491
   350,000   Osisko Mining Corp.+ (d) ..........................      1,134,602
   120,000   Osisko Mining Corp.+ (b)(c)(d) ....................        389,006
   315,000   Red Back Mining Inc.+ .............................      1,897,252
   500,000   SEMAFO Inc.+ ......................................        535,589
   600,000   SEMAFO Inc.+ (b) ..................................        642,706
 3,799,215   Wesdome Gold Mines Ltd.+ ..........................      2,820,183
 1,565,159   Yamana Gold Inc., New York ........................     13,037,774
   156,200   Yamana Gold Inc., Toronto .........................      1,284,238
                                                                   ------------
                                                                    232,971,707
                                                                   ------------
             SOUTH AFRICA -- 13.5%
   116,700   Anglo Platinum Ltd. ...............................     10,641,560
   125,000   Gold Fields Ltd. ..................................      1,206,307
 2,158,249   Gold Fields Ltd., ADR .............................     20,697,608
   200,000   Harmony Gold Mining Co. Ltd.+ .....................      1,958,027
 1,131,326   Harmony Gold Mining Co. Ltd., ADR+ ................     10,951,236
   170,000   Impala Platinum Holdings Ltd. .....................      3,470,447
   456,000   Impala Platinum Holdings Ltd., ADR ................      9,141,295
   211,209   Witwatersrand Consolidated Gold Resources Ltd.+ ...        952,302
                                                                   ------------
                                                                     59,018,782
                                                                   ------------
             UNITED KINGDOM -- 15.3%
    37,500   Avnel Gold Mining Ltd.+ ...........................          6,166
   300,000   Avnel Gold Mining Ltd.+ (b)(c) ....................         49,331
   500,000   Avnel Gold Mining Ltd.+ (b)(c)(d) .................         82,218
 1,091,000   Cluff Gold plc+ ...................................        629,247
 1,225,500   Fresnillo plc .....................................      6,971,981
   158,500   Gem Diamonds Ltd.+ ................................      1,979,611
 1,560,442   Hochschild Mining plc .............................      7,084,722
   145,000   Lonmin plc ........................................      5,930,320
 1,077,200   Randgold Resources Ltd., ADR ......................     44,197,516
                                                                   ------------
                                                                     66,931,112
                                                                   ------------
             TOTAL COMMON STOCKS ...............................    421,662,072
                                                                   ------------
             RIGHTS -- 0.0%
             AUSTRALIA -- 0.0%
34,350,000   Tanami Gold NL+ ...................................         54,290
                                                                   ------------

               See accompanying notes to schedule of investments.

GAMCO GOLD FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------
             WARRANTS -- 0.1%
             NORTH AMERICA -- 0.1%
   500,000   Axmin Inc., expire 06/19/10+ (b)(c)(d) ............   $     71,591
    62,500   Franco-Nevada Corp., expire 03/13/12+
                (a)(b)(c)(d) ...................................        205,315
     4,900   Goldcorp Inc., expire 06/09/11+ ...................         58,800
   495,000   New Gold Inc., expire 04/03/12+ (b)(d) ............         34,884
   100,000   Odyssey Resources Ltd., expire 10/27/08+
                (b)(c)(d) ......................................          4,939
    60,000   Osisko Mining Corp., expire 11/15/09+ (b)(c)(d) ...         34,944
                                                                   ------------
             TOTAL WARRANTS ....................................        410,473
                                                                   ------------
             GOLD BULLION -- 1.4%
             NORTH AMERICA -- 1.4%
  7,000(e)   Gold Bullion+ .....................................      6,096,650
                                                                   ------------

 PRINCIPAL
  AMOUNT
----------
             U.S. GOVERNMENT OBLIGATIONS -- 2.1%
$9,230,000   U.S. Treasury Bills, 0.152% to 1.190%++,
             10/16/08 to 01/08/09 ..............................      9,222,743
                                                                   ------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS .................      9,222,743
                                                                   ------------
             TOTAL INVESTMENTS -- 100.0%
                (Cost $312,160,443) ............................   $437,446,228
                                                                   ============
             Aggregate book cost ...............................   $312,160,443
                                                                   ============
             Gross unrealized appreciation .....................   $174,787,091
             Gross unrealized depreciation .....................    (49,501,306)
                                                                   ------------
             Net unrealized appreciation/(depreciation) ........   $125,285,785
                                                                   ============

----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the market value of Rule 144A securities amounted to $6,009,073 or 1.37% of total investments.

(b) At September 30, 2008, the Fund held investments in restricted securities amounting to $14,579,110 or 3.33% of total investments, which were valued under methods approved by the Board of Directors, as follows (except as noted in (c), these securities are liquid):

                                                                             09/30/08
                                                                             CARRYING
ACQUISITION                                      ACQUISITION   ACQUISITION     VALUE
   SHARES       ISSUER                               DATE         COST       PER UNIT
-----------   --------------------------------   -----------   -----------   --------
    800,000   Avnel Gold Mining Ltd. .........     11/23/05     $  426,105   $ 0.1644
  2,300,000   Axmin Inc. .....................     12/20/02        830,613     0.2349
    500,000   Axmin Inc.
                 Warrants expire 06/19/10 ....     06/26/08             --     0.1432
    125,000   Banro Corp. ....................     03/25/04        373,580     2.6310
    100,000   Detour Gold Corp. ..............     01/25/08      1,683,096    11.0125
    467,500   Eldorado Gold Corp., Toronto ...     02/25/03        990,569     6.2391
    690,000   Entree Gold Inc. ...............     10/26/07      2,244,753     1.3437
    298,000   Franco Nevada Corp. ............     11/30/07      4,956,141    18.8396
     62,500   Franco Nevada Corp.
                 Warrants expire 03/13/12 ....     02/26/08        400,665     3.2850
  1,000,000   Golden Queen Mining Co. Ltd. ...     05/24/02        400,191     0.3007
  1,800,000   Nayarit Gold Inc. ..............     07/14/08        998,020     0.5826
    495,000   New Gold Inc.
                 Warrants expire 04/03/12 ....     03/09/07        108,702     0.0705
    200,000   Odyssey Resources Ltd. .........     10/23/06        177,352     0.1316
    500,000   Odyssey Resources Ltd. .........     10/20/05        244,242     0.1409
    100,000   Odyssey Resources Ltd.
                 Warrants expire 10/27/08 ....     10/23/06             --     0.0494
    120,000   Osisko Explorations Ltd. .......     10/30/07        817,996     3.2417
     60,000   Osisko Explorations Ltd.
                 Warrants expire 11/15/09 ....     10/30/07             --     0.5824
    600,000   SEMAFO Inc. ....................     12/07/05        970,533     1.0712
    150,000   Troy Resources NL ..............     01/31/08        387,809     1.2638

(c)  Illiquid security.

(d) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2008, the market value of fair valued securities amounted to $4,657,993 or 1.06% of total investments.

(e)  Share amount reported in ounces.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

                              % OF
                             MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION    VALUE       VALUE
--------------------------   ------   ------------
North America                 56.8%   $248,701,573
Europe                        15.3      66,931,112
South Africa                  13.5      59,018,782
Asia/Pacific                  13.0      56,812,057
Latin America                  1.4       5,982,704
                             -----    ------------
                             100.0%   $437,446,228
                             =====    ============

               See accompanying notes to schedule of investments.

GAMCO GOLD FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

GAMCO GOLD FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

                                                   INVESTMENTS IN
                                                     SECURITIES
VALUATION INPUTS                                   (MARKET VALUE)
----------------                                   --------------
Level 1 - Quoted Prices                             $339,124,438
Level 2 - Other Significant Observable Inputs         97,778,975
Level 3 - Significant Unobservable Inputs                542,815
                                                    ------------
TOTAL                                               $437,446,228
                                                    ============

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                                   INVESTMENTS IN
                                                     SECURITIES
                                                   (MARKET VALUE)
                                                   --------------
BALANCE AS OF 12/31/07                               $ 681,493
Accrued discounts/(premiums)                                --
Realized gain/(loss)                                        --
Change in unrealized appreciation/(depreciation)      (292,487)
Net purchases/(sales)                                  153,809
Transfers in and/or out of Level 3                          --
                                                     ---------
BALANCE AS OF 09/30/08                               $ 542,815
                                                     =========

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                            GABELLI FAMILY OF FUNDS

VALUE

GABELLI ASSET FUND

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE

GABELLI VALUE FUND

Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE

GABELLI SMALL CAP FUND

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND

Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: NICHOLAS F. GALLUCCIO

GABELLI WOODLAND SMALL CAP VALUE FUND

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH

GAMCO GROWTH FUND

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH

GAMCO GLOBAL GROWTH FUND

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

MICRO-CAP

GAMCO WESTWOOD MIGHTY MITES(SM) FUND

Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

EQUITY INCOME

GABELLI EQUITY INCOME FUND

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (MULTICLASS)

                                           CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY

GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GABELLI SRI FUND

Seeks to invest in common and preferred stocks of companies that meet the fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                     PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR

GAMCO GLOBAL TELECOMMUNICATIONS FUND

Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GOLD FUND

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (MULTICLASS)

                                                                    TEAM MANAGED

MERGER AND ARBITRAGE

GABELLI ABC FUND

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

Seeks to invest in securities believed to be likely acquisition targets within 12-18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN

GAMCO MATHERS FUND

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND

Seeks capital appreciation and current income. The fund may use either long or short positions to achieve its objective. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND

The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME

GAMCO WESTWOOD INTERMEDIATE BOND FUND

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (MULTICLASS)

                                            PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET

GABELLI U.S. TREASURY MONEY MARKET FUND

Seeks to invest exclusively in short-term U.S. Treasury Securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)

                                         CO-PORTFOLIO MANAGERS: JUDITH A. RANERI
                                                                 RONALD S. EAKER

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER
             MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

GAMCO

GAMCO GOLD FUND, INC.

                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2008

                              GAMCO GOLD FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

E. Val Cerutti
CHIEF EXECUTIVE OFFICER
CERUTTI CONSULTANTS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Daniel E. Zucchi
PRESIDENT
DANIEL E. ZUCCHI ASSOCIATES

                         OFFICERS AND PORTFOLIO MANAGER

Caesar Bryan
PORTFOLIO MANAGER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

Bruce N. Alpert
PRESIDENT AND SECRETARY

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

This report is submitted for the general information of the shareholders of GAMCO Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB008Q308SR

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Gold Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                                November 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.